Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Parenthetical) (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 171,356	$ 2,257	₨ 149,452
Put option [member] | ASI [member]
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 4,401	$ 58	₨ 5,369